Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Machinery | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Machinery | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	10 years
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Office Furniture and Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Office Furniture and Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	4 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Estimated useful lives	Shorter of the term of the lease or the estimated useful lives of the assets